Income tax (Movement of the Valuation Allowance) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax [Line Items]
Beginning balance	¥ 6,325	¥ 8,397
Reversals	(11)	(2,072)
Ending balance	¥ 6,314	¥ 6,325